FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENTS
P.	FAIR VALUE MEASUREMENTS

Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy of fair value measurements is described below.

Level 1 – Valuations are based on quoted prices that the Company has the ability to obtain in actively traded markets for identical assets or liabilities. Since valuations are based on quoted prices that are readily and regularly available in an active market or exchange traded market, valuation of these instruments does not require a significant degree of judgment.

Level 2 – Valuations are based on quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market.

Level 3 – Valuations are based on model-based techniques for which some or all of the assumptions are obtained from indirect market information that is significant to the overall fair value measurement and which require a significant degree of management judgment. The Company has no financial instruments requiring Level 3 valuation.

The Company uses the following methods and assumptions to measure fair value for assets and liabilities subject to recurring fair value measurements.

Marketable Securities: The Company’s marketable debt securities consist of municipal bonds, government obligations, investment-grade corporate obligations, commercial paper, asset-backed securities and term deposits.

The fair value of U.S. government obligations is based on quoted prices in active markets. These are categorized as Level 1. The fair value of non U.S. government bonds, municipal bonds, corporate bonds, asset-backed securities, commercial paper and term deposits is estimated using an industry standard valuation model, which is based on the income approach. The significant inputs into the valuation model include quoted interest rates, yield curves, credit rating of the security and other observable market information. These are categorized as Level 2.

Derivative Financial Instruments: The Company’s derivative contracts consist of interest-rate swaps, cross currency swaps and foreign currency exchange contracts. These derivative contracts are traded over the counter and their fair value is determined using industry standard valuation models, which are based on the income approach. The significant inputs into the valuation models include market inputs such as interest rates, yield curves, currency exchange rates, credit default swap spreads and forward spot rates. These contracts are categorized as Level 2.

PACCAR’s assets and liabilities subject to recurring fair value measurements are either Level 1 or Level 2 as follows:

At December 31, 2011	LEVEL 1	LEVEL 2	TOTAL
Assets:
Marketable debt securities
U.S. tax-exempt securities		$294.4	$294.4
U.S. corporate securities		27.5	27.5
U.S. government and agency securities	$1.9		1.9
Non-U.S. government securities		367.1	367.1
Non-U.S. corporate securities		148.3	148.3
Other debt securities		70.9	70.9

Total marketable debt securities	$1.9	$908.2	$910.1

Derivatives
Interest-rate swaps		$1.4	$1.4
Cross currency swaps		.8	.8
Foreign-exchange contracts		.2	.2

Total derivative assets		$2.4	$2.4

Liabilities:
Derivatives
Cross currency swaps		$74.7	$74.7
Interest-rate swaps		33.3	33.3
Foreign-exchange contracts		2.5	2.5

Total derivative liabilities		$110.5	$110.5

At December 31, 2010	LEVEL 1	LEVEL 2	TOTAL
Assets:
Marketable debt securities
U.S. tax-exempt securities		$365.4	$365.4
U.S. corporate securities		27.6	27.6
U.S. government and agency securities	$2.7		2.7
Non-U.S. corporate securities		37.0	37.0
Other debt securities		17.8	17.8

Total marketable debt securities	$2.7	$447.8	$450.5

Derivatives
Interest-rate swaps		$5.8	$5.8
Cross currency swaps		3.3	3.3
Foreign-exchange contracts		1.0	1.0

Total derivative assets		$10.1	$10.1

Liabilities:
Derivatives
Cross currency swaps		$73.8	$73.8
Interest-rate swaps		37.2	37.2
Foreign-exchange contracts		1.6	1.6

Total derivative liabilities		$112.6	$112.6

The Company used the following methods and assumptions to determine the fair value of financial instruments that are not recognized at fair value as described below.

Cash and Cash Equivalents: Carrying amounts approximate fair value.

Financial Services Net Receivables: For floating-rate loans, wholesale financings, and interest and other receivables, fair values approximate carrying values. For fixed-rate loans, fair values are estimated using discounted cash flow analysis based on current rates for comparable loans. Finance lease receivables and related allowance for credit losses provisions have been excluded from the accompanying table.

Debt: The carrying amounts of financial services commercial paper, variable-rate bank loans and variable-rate term notes approximate fair value. For fixed-rate debt, fair values are estimated using discounted cash flow analysis based on current rates for comparable debt.

Trade Receivables and Payables: Carrying amounts approximate fair value.

Fixed-rate loans and debt that are not carried at approximate fair value are as follows:

At December 31,	2011		2010
	CARRYING AMOUNT	FAIR VALUE	CARRYING AMOUNT	FAIR VALUE
Assets:
Financial Services fixed-rate loans	$2,740.1	$2,776.1	$2,444.1	$2,483.3

Liabilities:
Truck and Other fixed-rate debt	$150.0	$167.6	$173.5	$196.9
Financial Services fixed-rate debt	$1,958.6	$2,021.1	$1,870.7	$1,967.9